NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)		3 Months Ended
	Sep. 02, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 14, 2022	Aug. 29, 2022	Aug. 11, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Notes Payable			$ 20,000,000				$ 12,500,000
Interest Payable, Current		$ 1,935,084	1,571,336				208,889
Notes Payable, Related Party		$ 16,875,000	2,000,000
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current			74,210
Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current				$ 1,289,328
Meta Materials, Inc. | 2021 Note
Defined Benefit Plan Disclosure [Line Items]
Notes Payable							15,000,000
Debt Instrument, Interest Rate During Period		8.00%
Line of Credit Facility, Current Borrowing Capacity		$ 15,000,000	20,000,000				$ 12,500,000
Interest Payable, Current		$ 1,689,444
Debt Instrument, Maturity Date, Description		On October 1, 2021, the Company issued the 2021 Note (defined below), which bears interest at 8% per annum, computed on the basis of a 360-day year, which was initially to mature on March 31, 2023 (the “2021 Note Maturity Date”); provided, however, if the Company raises $30 million or more in capital through debt or equity or a combination thereof by the 2021 Note Maturity Date, the 2021 Note Maturity Date will be extended to September 30, 2023, and the outstanding principal of the 2021 Note will amortize in six equal, monthly installments.
Meta Materials, Inc. | Loan Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable		$ 6,589,362			$ 1,460,000	$ 1,200,000
Interest Payable, Current		273,002
Debt Instrument, Maturity Date, Description	The term loans under the Loan Agreement bear interest at a per annum rate equal to 8% and were to mature on March 31, 2023 (the “Maturity Date”); provided, however, if the Company raises $30 million or more in capital through debt or equity, or a combination thereof by the Maturity Date, the Maturity Date will be extended to October 3, 2023 and the term loan would be amortized in six equal monthly installments.
Gregory McCabe
Defined Benefit Plan Disclosure [Line Items]
Notes Payable, Related Party		$ 16,875,000	$ 2,000,000